Acquisition Of Canadian Oil Sands Limited (Tables) - COS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Purchase Price Consideration

Number of COS common shares tendered (millions)	353.3

Multiplied by share exchange ratio	0.28

Number of Suncor common shares issued (millions)	98.9

Share price on acquisition date	$ 31.88

Fair value of consideration ($ millions)	3 154

Purchase Price Allocation

The purchase price allocation was based on management's best estimates of fair values of COS' assets and liabilities as at February 5, 2016.

($ millions)

Cash	109

Accounts receivable	231

Inventory	135

Other assets	105

Property, plant and equipment	9 476

Exploration and evaluation	602

Total assets acquired	10 658

Accounts payable and other liabilities	(375)

Long-term debt	(2 639)

Employee future benefits	(323)

Decommissioning provision	(1 169)

Deferred income taxes	(1 826)

Total liabilities assumed	(6 332)

Net assets of COS	4 326

Non-controlling interest	(1 172)

Net assets acquired	3 154

Fair value of debt acquired

($ millions)	February 5, 2016

Fixed-term debt, redeemable at the option of the company

7.75% Notes, due 2019 (US$500)	755

7.90% Notes, due 2021 (US$250)	389

4.50% Notes, due 2022 (US$400)	515

8.20% Notes, due 2027 (US$74)	114

6.00% Notes, due 2042 (US$300)	316

Total Notes	2 089

Credit facility	550

Total long-term debt	2 639